KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,472,483	$ 1,283,114
Share-based incentives	2,952,993	2,680,218
Total	$ 4,425,476	$ 3,963,332